Description of the Plan (Details) - EBP 020	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Annual compensation on pre-tax	100.00%
Deferrals automatically increase rate	1.00%
Annual fixed rate contribution, percentage	3.00%
Matching percent	6.00%
Minimum borrowing amount	$ 1,000
Maximum borrowing amount	$ 50,000
Vested account balance percent	50.00%
Prime rate	1.00%
Involuntary cash-out limit	$ 7,000
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	4.00%
General loan, borrowing term	1 year
Primary residence, borrowing term	1 year
Interest rates	4.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	15.00%
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
Interest rates	9.50%